SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Risk free interest rate	2.83%	3.02%
Expected life (years)	5 years	5 years
Expected volatility	89.86%	87.08%
ExpectedDividendAsPercentageShareOptionsGranted